Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 03, 2024
Entity Registrant Name	Bridge Investment Group Holdings Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40622
Entity Tax Identification Number	86-2769085
Entity Address, Address Line One	111 East Sego Lily Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84070
City Area Code	801
Local Phone Number	716-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value per share
Trading Symbol	BRDG
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001854401
Amendment Flag	false